Debt and Warrant Liabilities - Seaport notes (Details) - USD ($)	Jul. 17, 2019	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 28, 2023	Jun. 13, 2023
Debt and Warrant Liabilities
Maximum principal loan amount				$ 1,000,000
Total accrued and unpaid interests			$ 57,474,111		$ 45,348,977
Total debt liability owed		$ 28,787,160	107,468,217		88,996,117
Seaport notes
Debt and Warrant Liabilities
Interest rate	12.00%						12.00%
Maximum principal loan amount	$ 4,500,000				12,670,200	$ 10,670,853	$ 10,000,000
Price of option to purchase a percentage of membership interests	$ 10
Denominator to calculate percentage of membership interests	$ 22,500,000						20,010,000
Total accrued and unpaid interests					352,725	500,853
Principal Amount into which accrued interest to be included					12,317,475	$ 10,170,000	$ 7,853,008
Total debt liability owed			$ 14,701,451		$ 12,670,200